Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities
The Company’s redeemable
non-controlling
interests activities for the years ended in December 31, 2019 and 2020 are summarized as follows:

	Year ended December 31,
	2018	2019	2020
Beginning balance	—	96,936,855	495,844,565
Issuance of Fun Preferred Shares, net of issuance costs	97,019,860	380,259,607	733,238,486
Foreign exchange impact	(1,061,206)	(1,899,929)	(37,374,084)
Repurchase of Series B Preferred Shares	—	—	(146,459,680)
Accretion to redemption value of redeemable non-controlling interests	978,201	20,548,032	48,276,771

Ending balance	96,936,855	495,844,565	1,093,526,058